OTHER FINANCIAL DATA - INVENTORY (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Natural Gas in Storage	$ 195		$ 152
Energy Related Inventory, Materials And Supplies	151		106
Inventories	346	[1]	258	[1]
S D G E Segment [Member]
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Natural Gas in Storage	6		5
Energy Related Inventory, Materials And Supplies	76		66
Inventories	82		71
So Cal Gas Segment [Member]
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Natural Gas in Storage	128		86
Energy Related Inventory, Materials And Supplies	23		19
Inventories	151		105
Sempra South American Utilities Segment [Member]
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Materials And Supplies	36
Inventories	36
Sempra Mexico Segment [Member]
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Natural Gas in Storage	10		23
Energy Related Inventory, Materials And Supplies	7		8
Inventories	17		31
Sempra Natural Gas Segment [Member]
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Natural Gas in Storage	51		38
Energy Related Inventory, Materials And Supplies	9		13
Inventories	$ 60		$ 51

[1]	As adjusted for the retrospective effect of a change in accounting principle as we discuss in Note 1.